ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Accounts receivable	378,365	298,069	46,014
Less: allowance for doubtful accounts	(58,871)	(54,638)	(8,435)

	319,494	243,431	37,579

As of December 31, 2014 and 2015, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Balance, beginning of year	11,894	58,871	9,088
Additions for the current year	54,227	17,800	2,748
Deductions for the current year
-Recovery	(7,250)	(22,033)	(3,401)
-Written off	—	—	—

Balance, end of year	58,871	54,638	8,435